Employee Benefit Plans - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) defined_benefit_plan	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 03, 2022 retirement_plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of defined benefit pension plans | defined_benefit_plan	3
Interest crediting rate	4.25%	1.50%
Pension assets	$ 474,000,000	$ 343,000,000
Defined benefit plan, accumulated benefit obligation	1,120,000,000	1,070,000,000.00
Defined contribution plan, cost	$ 114,000,000	55,000,000	$ 36,000,000
Deferred compensation arrangement with individual, maximum contractual term	10 years
Incentive plan liabilities	$ 676,000,000	267,000,000
Postretirement Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employer contributions	0	0
Number of retirement plans assumed | retirement_plan				4
Plan termination	0	27,000,000
BancShares Pension Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employer contributions	$ 0	0
Vesting period	5 years
Number of consecutive years	5 years
Calculation of postretirement benefits, term	10 years
Bancorporation Pension Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employer contributions	$ 0	0
Vesting period	5 years
Number of consecutive years	5 years
Calculation of postretirement benefits, term	10 years
CIT Pension Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employer contributions	$ 0	0
Supplemental and Executive Retirement Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employer contributions	$ 0	$ 0
Interest crediting rate	3.90%	1.90%
401(k) Contribution Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of defined benefit pension plans | defined_benefit_plan	2
FCB Legacy 401(k) Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined contribution plan, employer matching contribution, percent of employees' gross pay	4.50%
FCB 401(k) Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined contribution plan, employer matching contribution, percent of match	100.00%
Defined contribution plan, employer non-elective contribution, vesting period	3 years
FCB 401(k) Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined contribution plan, employer matching contribution, percent of employees' gross pay	6.00%
CIT 401(k) Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined contribution plan, employer matching contribution, percent of match	100.00%
CIT 401(k) Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined contribution plan, employer matching contribution, percent of employees' gross pay	4.00%
Defined Contribution Plan, Employer Matching Contribution, First Portion | FCB Legacy 401(k) Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined contribution plan, employer matching contribution, percent of match	100.00%
Defined contribution plan, employer matching contribution, percent of employees' gross pay	3.00%
Defined Contribution Plan, Employer Matching Contribution, Next Portion | FCB Legacy 401(k) Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined contribution plan, employer matching contribution, percent of match	50.00%
Defined contribution plan, employer matching contribution, percent of employees' gross pay	3.00%
Defined Contribution Plan, Employer Matching Contribution, Minimum Contribution | FCB 401(k) Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined contribution plan, employer matching contribution, percent of employees' gross pay	3.00%
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs vesting period	3 years
RSUs vested and settled in period, fair value	$ 16,000,000	$ 64,000,000